Aristotle Small Cap Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 90.0%	Shares	Value
Communication Services - 1.2%
TKO Group Holdings, Inc.	7,416	$ 1,492,915

Consumer Discretionary - 7.4%
Hilton Grand Vacations, Inc. (a)	21,025	1,101,079
KB Home	18,418	1,152,783
LKQ Corp.	33,437	880,396
Matthews International Corp. - Class A	36,282	976,711
Pursuit Attractions and Hospitality, Inc. (a)	38,084	2,131,562
Sonos, Inc. (a)	56,465	763,972
Valvoline, Inc. (a)	37,905	1,498,764
Wolverine World Wide, Inc.	58,059	959,715
		9,464,982

Consumer Staples - 2.8%
Chefs' Warehouse, Inc. (a)	5,558	534,124
Herbalife Ltd. (a)	48,190	633,699
Interparfums, Inc.	10,061	1,125,423
J & J Snack Foods Corp.	7,120	522,964
Primo Brands Corp.	31,262	764,043
		3,580,253

Energy - 3.9%
Ardmore Shipping Corp.	114,521	1,604,439
International Seaways, Inc.	12,443	953,009
Northern Oil & Gas, Inc.	29,070	527,621
Oceaneering International, Inc. (a)	23,869	967,172
Range Resources Corp.	25,100	933,469
		4,985,710

Financials - 17.7%
Atlantic Union Bankshares Corp.	39,737	1,681,272
Baldwin Insurance Group, Inc. - Class A (a)	46,536	1,236,927
BankUnited, Inc.	23,767	1,151,511
Banner Corp.	13,069	868,304
Cohen & Steers, Inc.	14,067	1,071,061
Columbia Banking System, Inc.	34,900	1,118,545
Customers Bancorp, Inc. (a)	23,895	1,890,095
Euronet Worldwide, Inc. (a)	17,583	1,286,900
First Interstate BancSystem, Inc. - Class A	28,558	1,101,196
National Bank Holdings Corp. - Class A	40,353	1,792,884
Old National Bancorp	35,303	914,348
Perella Weinberg Partners	93,793	1,496,936
Texas Capital Bancshares, Inc.	8,407	868,107
UMB Financial Corp.	14,717	2,100,999
United Community Banks, Inc. of Georgia	28,150	987,784
Voya Financial, Inc.	17,147	1,552,318
WesBanco, Inc.	35,581	1,388,726
		22,507,913

Health Care - 12.9%
Acadia Healthcare Co., Inc. (a)	36,585	1,080,355
Charles River Laboratories International, Inc. (a)	6,997	1,586,850

Chemed Corp.	3,641	1,695,759
Cross Country Healthcare, Inc. (a)	45,112	595,929
Envista Holdings Corp. (a)	26,377	695,034
Guardian Pharmacy Services, Inc. - Class A (a)	41,558	1,740,033
Haemonetics Corp. (a)	23,452	1,758,900
HealthEquity, Inc. (a)	27,672	2,499,335
Merit Medical Systems, Inc. (a)	26,076	1,808,110
Pediatrix Medical Group, Inc. (a)	28,158	713,242
Perrigo Co. PLC	29,690	308,479
Prestige Consumer Healthcare, Inc. (a)	18,606	879,506
QuidelOrtho Corp. (a)	28,631	501,472
Supernus Pharmaceuticals, Inc. (a)	14,013	651,745
		16,514,749

Industrials - 16.8%
AerCap Holdings NV	18,129	2,642,846
Albany International Corp. - Class A	18,273	1,361,339
Amentum Holdings, Inc. (a)	31,141	643,684
Casella Waste Systems, Inc. - Class A (a)	14,893	1,444,174
Dycom Industries, Inc. (a)	2,209	1,116,848
Flowserve Corp.	7,376	547,004
FTI Consulting, Inc. (a)	5,199	774,703
GXO Logistics, Inc. (a)	19,532	990,272
Hexcel Corp.	17,084	1,709,425
Huron Consulting Group, Inc. (a)	18,264	1,646,682
KBR, Inc.	32,836	1,133,827
Knight-Swift Transportation Holdings, Inc.	17,656	1,374,873
Liquidity Services, Inc. (a)	45,601	1,783,911
Mercury Systems, Inc. (a)	26,127	3,196,116
WillScot Holdings Corp.	34,568	997,633
		21,363,337

Information Technology - 18.1%
ACI Worldwide, Inc. (a)	45,715	2,299,007
Advanced Energy Industries, Inc.	4,104	1,530,258
Belden, Inc.	12,605	1,511,466
Benchmark Electronics, Inc.	22,122	2,182,778
Box, Inc. - Class A (a)	49,592	1,316,172
Dolby Laboratories, Inc. - Class A	13,529	711,355
Everforth, Inc. (a)	26,678	476,736
Insight Enterprises, Inc. (a)	7,434	905,461
IPG Photonics Corp. (a)	6,988	819,832
Itron, Inc. (a)	21,798	1,886,181
Knowles Corp. (a)	15,726	652,315
Littelfuse, Inc.	5,884	2,679,162
MACOM Technology Solutions Holdings, Inc. (a)	8,349	3,175,709
Novanta, Inc. (a)	11,484	1,863,164
Rogers Corp. (a)	6,314	1,033,791
		23,043,387

Materials - 6.8%
Alamos Gold, Inc. - Class A	48,086	1,458,929
AptarGroup, Inc.	9,352	1,170,871
Axalta Coating Systems Ltd. (a)	26,851	918,841
James Hardie Industries PLC (a)	57,828	1,513,937
Scotts Miracle-Gro Co.	25,628	1,745,523
Silgan Holdings, Inc.	39,003	1,809,349
		8,617,450

Utilities - 2.4%
IDACORP, Inc.	4,624		699,611
ONE Gas, Inc.	11,206		863,647
Unitil Corp.	29,812		1,570,794
			3,134,052
TOTAL COMMON STOCKS (Cost $76,902,285)			114,704,748

REAL ESTATE INVESTMENT TRUSTS - 5.5%	Shares		Value
Financials - 2.2%
HA Sustainable Infrastructure Capital, Inc.	71,314		2,784,812

Real Estate - 3.3%
Agree Realty Corp.	13,479		1,020,899
AH Realty Trust, Inc.	72,873		515,941
Community Healthcare Trust, Inc.	37,108		678,334
Safehold, Inc.	16,748		262,944
STAG Industrial, Inc.	44,737		1,702,690
			4,180,808
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,776,673)			6,965,620

EXCHANGE TRADED FUNDS - 1.5%	Shares		Value
iShares Core S&P Small-Cap ETF	2,954		438,108
iShares Russell 2000 ETF	2,378		714,470
iShares Russell 2000 Value ETF	3,153		697,443
TOTAL EXCHANGE TRADED FUNDS (Cost $1,022,491)			1,850,021

TOTAL INVESTMENTS - 97.0% (Cost $84,701,449)			123,520,389
Money Market Deposit Account - 3.0% (b)			3,871,029
Other Assets in Excess of Liabilities - 0.0% (c)		0.00002	2,349
TOTAL NET ASSETS - 100.0%			$ 127,393,767

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 114,704,748	$ –	$ –	$ 114,704,748
Real Estate Investment Trusts	6,965,620	–	–	6,965,620
Exchange Traded Funds	1,850,021	–	–	1,850,021
Total Investments	$ 123,520,389	$ –	$ –	$ 123,520,389

Refer to the Schedule of Investments for further disaggregation of investment categories.